Note 17 - Offsetting Assets (Details) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Gross amounts of financial assets [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		€ 14,174	€ 8,194
Securities borrowed		424	3,157
Financial assets at fair value through profit or loss		476,371	435,306
of which: Positive market values from derivative financial instruments		337,117	324,348
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		3,004	3,451
Remaining assets subject to netting		1,415	1,097
Gross amounts of financial assets [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		2,612	2,656
Securities borrowed		4	239
Financial assets at fair value through profit or loss		150,513	211,323
of which: Positive market values from derivative financial instruments		13,293	14,978
Loans at amortized cost		429,841	400,297
Remaining assets not subject to netting		211,117	268,338
Gross amounts of financial assets [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss		626,884	646,629
Other assets		116,259	107,633
Total assets		1,402,730	1,438,241
Gross amounts set off on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		(2,985)	(2,629)
Securities borrowed		0	0
Financial assets at fair value through profit or loss		(96,171)	(73,286)
of which: Positive market values from derivative financial instruments		(17,479)	(19,269)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		(224)	(423)
Remaining assets subject to netting		0	0
Gross amounts set off on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0	0
Securities borrowed		0	0
Financial assets at fair value through profit or loss		0	0
of which: Positive market values from derivative financial instruments		0	0
Loans at amortized cost		0	0
Remaining assets not subject to netting		0	0
Gross amounts set off on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss		(96,171)	(73,286)
Other assets		(5,900)	(14,189)
Total assets		(105,056)	(90,104)
Net amounts of financial assets presented on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		11,189	5,565
Securities borrowed		424	3,157
Financial assets at fair value through profit or loss		380,200	362,020
of which: Positive market values from derivative financial instruments		319,638	305,080
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		2,780	3,028
Remaining assets subject to netting		1,415	1,097
Net amounts of financial assets presented on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		2,612	2,656
Securities borrowed		4	239
Financial assets at fair value through profit or loss		150,513	211,323
of which: Positive market values from derivative financial instruments		13,293	14,978
Loans at amortized cost		429,841	400,297
Remaining assets not subject to netting		211,117	268,338
Net amounts of financial assets presented on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss		530,713	573,344
Other assets		110,359	93,444
Total assets		1,297,674	1,348,137
Impact of Master Netting Agreements [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0	0
Securities borrowed		0	0
Financial assets at fair value through profit or loss		(263,180)	(250,476)
of which: Positive market values from derivative financial instruments		(262,326)	(250,231)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		(2,149)	(2,347)
Remaining assets subject to netting		0	0
Impact of Master Netting Agreements [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0	0
Securities borrowed		0	0
Financial assets at fair value through profit or loss		0	0
of which: Positive market values from derivative financial instruments		0	0
Loans at amortized cost		0	0
Remaining assets not subject to netting		0	0
Impact of Master Netting Agreements [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss		(263,180)	(250,476)
Other assets		(37,267)	(29,073)
Total assets		(300,447)	(279,550)
Cash collateral [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0	0
Securities borrowed		0	0
Financial assets at fair value through profit or loss		(41,115)	(39,006)
of which: Positive market values from derivative financial instruments		(41,115)	(38,731)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		(443)	(520)
Remaining assets subject to netting		0	0
Cash collateral [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0	0
Securities borrowed		0	0
Financial assets at fair value through profit or loss		(1,119)	(1,858)
of which: Positive market values from derivative financial instruments		(1,062)	(1,858)
Loans at amortized cost		(11,819)	(13,505)
Remaining assets not subject to netting		(745)	(227)
Cash collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss		(42,234)	(40,864)
Other assets		(570)	(522)
Total assets		(55,368)	(55,118)
Financial instrument collateral [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	[1]	(11,186)	(5,565)
Securities borrowed	[1]	(299)	(3,055)
Financial assets at fair value through profit or loss	[1]	(65,075)	(63,733)
of which: Positive market values from derivative financial instruments	[1]	(5,535)	(6,682)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	[1]	(94)	(92)
Remaining assets subject to netting	[1]	(1,361)	(621)
Financial instrument collateral [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	[1]	(2,464)	(2,169)
Securities borrowed	[1]	(4)	(239)
Financial assets at fair value through profit or loss	[1]	(12,424)	(12,013)
of which: Positive market values from derivative financial instruments	[1]	(896)	(1,277)
Loans at amortized cost	[1]	(55,458)	(39,048)
Remaining assets not subject to netting	[1]	(1,276)	(1,540)
Financial instrument collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	[1]	(77,498)	(75,746)
Other assets	[1]	(138)	(92)
Total assets	[1]	(149,685)	(128,075)
Net amount [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		3	0
Securities borrowed		124	102
Financial assets at fair value through profit or loss		10,830	8,805
of which: Positive market values from derivative financial instruments		10,661	9,436
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		94	69
Remaining assets subject to netting		54	475
Net amount [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		148	488
Securities borrowed		0	0
Financial assets at fair value through profit or loss		136,971	197,452
of which: Positive market values from derivative financial instruments		11,335	11,843
Loans at amortized cost		362,563	347,743
Remaining assets not subject to netting		209,096	266,571
Net amount [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss		147,801	206,257
Other assets		72,384	63,757
Total assets		€ 792,174	€ 885,394

[1]	Excludes real estate and other non-financial instrument collateral.